Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; floating storage and off-take (or FSO) unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Three Months ended June 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	124,715	125,840	13,789	3,736	11,730	4,654	284,464
Voyage expenses	—	(12,573)	(124)	—	(4,281)	(610)	(17,588)
Vessel operating expenses	(41,365)	(29,792)	(6,195)	(9,319)	(3,924)	(166)	(90,761)
Time-charter hire expenses	—	(14,764)	—	—	—	(4,065)	(18,829)
Depreciation and amortization	(37,234)	(30,089)	(2,209)	(1,695)	(2,830)	—	(74,057)
General and administrative (1)	(8,217)	(3,871)	(144)	(832)	(757)	—	(13,821)
Write down of vessels	—	—	—	(43,650)	—	—	(43,650)
Restructuring charge	(1,487)	—	—	—	—	—	(1,487)
Income (loss) from vessel operations	36,412	34,751	5,117	(51,760)	(62)	(187)	24,271

Three Months ended June 30, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	141,722	132,899	14,165	3,686	10,517	8,245	311,234
Voyage expenses	—	(18,976)	(89)	—	(1,004)	(647)	(20,716)
Vessel operating expenses	(50,445)	(31,120)	(6,921)	(1,126)	(3,697)	(1,514)	(94,823)
Time-charter hire expenses	—	(10,762)	—	—	—	—	(10,762)
Depreciation and amortization	(37,783)	(26,795)	(2,975)	(401)	(2,174)	(1,675)	(71,803)
General and administrative (1)	(6,892)	(6,788)	(420)	(639)	(837)	(507)	(16,083)
Write down of vessel	—	—	—	(500)	—	—	(500)
Restructuring charge	—	(135)	—	—	—	—	(135)
Income from vessel operations	46,602	38,323	3,760	1,020	2,805	3,902	96,412

Six Months ended June 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues (2)	257,499	252,023	28,152	17,217	22,813	13,468	591,172
Voyage expenses	—	(26,511)	(335)	—	(7,799)	(1,287)	(35,932)
Vessel operating expenses	(88,279)	(58,673)	(11,668)	(17,245)	(8,809)	(1,439)	(186,113)
Time-charter hire expenses	—	(29,575)	—	—	—	(4,576)	(34,151)
Depreciation and amortization	(74,818)	(60,737)	(4,381)	(3,390)	(5,653)	—	(148,979)
General and administrative (1)	(16,891)	(7,828)	(382)	(1,526)	(1,491)	(172)	(28,290)
Write down of vessels	—	—	—	(43,650)	—	—	(43,650)
Restructuring charge	(1,487)	—	—	—	—	—	(1,487)
Income (loss) from vessel operations	76,024	68,699	11,386	(48,594)	(939)	5,994	112,570

Six Months ended June 30, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	239,997	270,989	28,651	3,686	16,587	16,307	576,217
Voyage expenses	—	(38,505)	(221)	—	(3,292)	(1,215)	(43,233)
Vessel operating expenses	(87,211)	(65,437)	(13,280)	(1,126)	(4,448)	(2,888)	(174,390)
Time-charter hire expenses	—	(17,083)	—	—	(662)	—	(17,745)
Depreciation and amortization	(62,268)	(55,162)	(5,895)	(401)	(2,722)	(3,349)	(129,797)
General and administrative (1)	(11,833)	(15,187)	(1,030)	(1,146)	(1,147)	(759)	(31,102)
(Write down) and gain on sale of vessel	—	(13,853)	—	(500)	—	—	(14,353)
Restructuring charge	—	(135)	—	—	—	—	(135)
Income from vessel operations	78,685	65,627	8,225	513	4,316	8,096	165,462

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)
Revenues includes a $4.0 million early termination fee received from Teekay Corporation during the six months ended June 30, 2016, which is included in the Partnership's conventional tanker segment (see notes 8f and 14).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2016	December 31, 2015
	$	$
FPSO segment	2,710,632	2,717,193
Shuttle tanker segment	1,694,150	1,732,769
FSO segment	370,932	281,776
UMS segment	225,816	267,935
Towage segment	343,290	309,009
Conventional tanker segment	14,552	63,900
Unallocated:
Cash and cash equivalents and restricted cash	409,248	318,993
Other assets	13,667	52,591
Consolidated total assets	5,782,287	5,744,166